Variable Insurance Trust

Barrier Fund Portfolio

(the “Portfolio”)

Incorporated herein by reference is the supplement to the prospectus for the Portfolio filed pursuant to Rule 497 (e) under the Securities Act of 1933, as amended, on August 8, 2014 (SEC Accession No. 0001162044-14-000959).